Other Real Estate Owned (Schedule Of Other Real Estate Owned) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	$ 110,864	$ 119,320
Real estate acquired for development or resale	9,199	5,722
Other foreclosed property	1,473	4
Total other real estate owned and foreclosed property	$ 121,536	$ 125,046